CONVERGE DIRECT ACQUISITION (Details 3) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Gross revenue	$ 15,685,000	$ 3,854,000	$ 31,028,000	$ 12,437,000	$ 16,192,000	$ 24,613,000
Cost of revenues	(11,738,000)	(1,941,000)	(20,158,000)	(6,360,000)	(7,504,000)	(11,636,000)
Gross profit	3,947,000	1,913,000	10,870,000	6,077,000	8,688,000	12,977,000
Total operating expenses	17,612,000	7,523,000	32,110,000	17,852,000	27,671,000	33,260,000
Net loss	$ (14,388,000)	$ (4,679,000)	(20,637,000)	(9,223,000)	$ (15,997,000)	$ (14,447,000)
Pro Forma [Member]
Gross revenue			216,685,000	194,587,000
Cost of revenues			(183,890,000)	(167,680,000)
Gross profit			32,795,000	26,907,000
Total operating expenses			(59,825,000)	(44,611,000)
Net loss			$ (27,030,000)	$ (17,704,000)